KELMOORE STRATEGIC TRUST

Kelmoore Strategy® Fund

Kelmoore Strategy® Eagle Fund

Kelmoore Strategy® Liberty Fund

(the “Funds”)

Supplement dated December 1, 2006 to the Prospectus dated May 17, 2006

Fund Fees and Expenses

Effective December 1, 2006, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables under the heading “Fees and Expenses of the Funds” on pages 17 and 18 of the Prospectus are amended in their entirety and replaced with the following:

	Kelmoore Strategy® Fund		Kelmoore Strategy® Eagle Fund
Shareholder Fees (fees paid directly from your investment):	Class A	Class C	Class A	Class C
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%[1]	None	5.50%[1]	None
Maximum Deferred Sales Charge (Load)	1.00%[2]	None	1.00%[2]	None
Maximum Sales Charge (Load) imposed on Reinvested Dividends	None	None	None	None
Redemption Fees (as a percentage of amount redeemed)*	None	None	None	None
Annual Fund Operating Expenses[3] (expenses that are deducted from Fund assets):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	1.00%
Other Expenses	0.88%	0.88%	0.75%	0.76%
Total Annual Fund Operating Expenses[4]	2.13%	2.88%	2.00%	2.76%
Fee Reduction and/or Expense Reimbursement[5]	0.00%	0.00%	0.00%	0.00%
Net Expenses	2.13%	2.88%	2.00%	2.76%

	Kelmoore Strategy® Liberty Fund
Shareholder Fees (fees paid directly from your investment):	Class A	Class C
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%[1]	None
Maximum Deferred Sales Charge (Load)	1.00%[2]	None
Maximum Sales Charge (Load) imposed on Reinvested Dividends	None	None
Redemption Fees (as a percentage of amount redeemed)*	None	None
Annual Fund Operating Expenses[3] (expenses that are deducted from Fund assets):
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	1.00%	1.00%
Total Annual Fund Operating Expenses[4]	2.25%	3.00%
Fee Reduction and/or Expense Reimbursement[5]	0.00%	0.00%
Net Expenses	2.25%	3.00%

Effective December 1, 2006, the “Example” table under the heading “Fees and Expenses of the Funds” on page 19 of the Prospectus is amended in its entirety and replaced with the following:

	Kelmoore Strategy® Fund				Kelmoore Strategy® Eagle Fund
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Class A	$754	$1,180	$1,631	$2,877	$742	$1,143	$1,568	$2,749
Class C	$291	$892	$1518	$3204	$279	$856	$1459	$3090

Kelmoore Strategy® Liberty Fund
	1 year	3 years	5 years	10 years
Class A	$766	$1,215	$1,689	$2,993
Class C	$303	$927	$1577	$3318

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE